STOCK-BASED COMPENSATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) plan $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2015 CAD ($) $ / shares shares	Sep. 01, 2015	Apr. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	2
Weighted-average price, granted (in dollars per share) | $ / shares			$ 20.50
Closing share price of common shares (in dollars per share) | $ / shares	$ 44.27	$ 44.27
Management Employee Share Ownership Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares			6.00%
Lowest percentage of participant's salary towards purchasing common shares			1.00%
Employer matching contribution, percent of match			50.00%
Maximum amount contributed by employer			$ 25,000
Society Employee Share Ownership Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares			4.00%
Lowest percentage of participant's salary towards purchasing common shares			1.00%
Employer matching contribution, percent of match			25.00%
PWU Employee Share Ownership Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares	4.00%
Lowest percentage of participant's salary towards purchasing common shares	1.00%
Employer matching contribution, percent of match	33.00%
Employee Share Ownership Plan (ESOP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contribution under the plan	$ 5,000,000	$ 3,000,000
PWU Share Grant Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares					2.70%
Weighted-average price, granted (in dollars per share) | $ / shares	$ 20.50
Granted (in shares) | shares			3,952,212
Society Share Grant Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares				2.00%
Weighted-average price, granted (in dollars per share) | $ / shares	20.50
Granted (in shares) | shares			1,367,158
Share Grant Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average price, granted (in dollars per share) | $ / shares	$ 0	$ 0
Granted (in shares) | shares	1,092	1,753
Fair value of shares granted (in shares)			$ 111,000,000
Vested and issued (in shares) | shares	(343,044)	(356,393)
Compensation expenses (less than in 2022)	$ 2,000,000	$ 3,000,000
Directors' Deferred Share Units Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU value equivalent to common shares (in shares) | shares	1
Directors' Deferred Share Units Plan | Deferred Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses (less than in 2022)	$ 1,000,000	1,000,000
Liability related to share based compensation	$ 5,000,000	4,000,000
Management Deferred Share Units Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU value equivalent to common shares (in shares) | shares	1
Liability related to share based compensation	$ 4,000,000	5,000,000
Management Deferred Share Units Plan | Deferred Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses (less than in 2022)	$ 1,000,000	1,000,000
Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares issuable under the plan (in shares) | shares	11,900,000
Compensation expenses (less than in 2022)	$ 10,000,000	3,000,000
Grant date total fair value of awards	$ 14,000,000	$ 13,000,000
Society RSU Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares	1.00%
Weighted-average price, granted (in dollars per share) | $ / shares	$ 30.80
Vesting period (in years)	2 years
Maximum | PWU Share Grant Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period (in years)	35 years
Aggregate number of common shares issuable under the plan (in shares) | shares	3,981,763
Maximum | Society Share Grant Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period (in years)	35 years
Aggregate number of common shares issuable under the plan (in shares) | shares	1,434,686